Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 15,678	$ 123,088	$ 60,551
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Income from discontinued operations, net	(6,856)	(122,129)	(11,003)
Depreciation, depletion and amortization	6,158	8,209	5,978
Deferred income taxes	22,130	1,999	9,527
Equity in loss of joint ventures	1,954	88	1,598
Gain on remeasurement of investment in real estate partnership	0	0	(60,196)
Gain on sale of equipment and property	(674)	(82)	(15)
Stock-based compensation	232	1,662	713
Realized (gain) loss on available for sale investments	(949)	1,195	0
Net changes in operating assets and liabilities:
Accounts receivable	18	51	(247)
Deferred costs and other assets	(1,072)	(234)	784
Accounts payable and accrued liabilities	(350)	1,384	(745)
Income taxes payable and receivable	10,358	(6,892)	(3,849)
Other long-term liabilities	2,138	(1,945)	(4)
Net cash provided by operating activities of continuing operations	48,765	6,394	3,092
Net cash provided by (used in) operating activities of discontinued operations	(1,742)	(43,580)	17,967
Net cash provided by (used in) operating activities	47,023	(37,186)	21,059
Cash flows from investing activities:
Investments in properties	(10,434)	(7,294)	(3,296)
Investments in joint ventures	(73,529)	(71,007)	(693)
Purchases of investments available for sale	(86,261)	(446,974)	0
Proceeds from sales of investments available for sale	116,434	279,553	0
Cash at consolidation of real estate partnership	0	0	2,295
Cash held in escrow	16	131	(162)
Proceeds from sale of assets	8,422	447	16
Net cash used in investing activities of continuing operations	(45,352)	(245,144)	(1,840)
Net cash provided by (used in) investing activities of discontinued operations	11,533	336,089	(13,314)
Net cash provided by (used in) investing activities	(33,819)	90,945	(15,154)
Cash flows from financing activities:
Distribution to noncontrolling interest	(1,392)	(1,020)	(2,167)
Decrease in bank overdrafts	0	0	(254)
Proceeds from long-term debt	0	0	90,496
Repayment of long-term debt	0	(1,552)	(79,310)
Payment on revolving credit facility	0	0	(6,441)
Debt issue costs	0	0	(1,406)
Repurchase of Company Stock	(8,210)	(5,733)	(74)
Exercise of employee stock options	458	1,415	2,297
Net cash provided by (used in) financing activities of continuing operations	(9,144)	(6,890)	3,141
Net cash used in financing activities of discontinued operations	0	(28,846)	(4,522)
Net cash used in financing activities	(9,144)	(35,736)	(1,381)
Net increase in cash and cash equivalents	4,060	18,023	4,524
Cash and cash equivalents at beginning of year	22,547	4,524	0
Cash and cash equivalents at end of the year	26,607	22,547	4,524
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	914	2,851	3,960
Cash paid (refunds) during the year for Income taxes	$ (26,380)	$ 50,427	$ 1,657